Financial Results by Quarter (Unaudited) - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Quarterly Financial Data [Abstract]
Multiemployer pension withdrawals		$ 4.2		$ 180.0					$ 184.2
Multiemployer Pension Withdrawal Net of Noncontrolling Interest				179.1
Land and Development impairments	$ 2.6	$ 1.7		27.6	$ 4.0		$ 42.7		31.9	$ 46.7
Land and Development impairments Net				25.6			$ 36.3
Provisional Estimate of Benefit (Expense) Impact on Remeasurement of Deferred Tax Balances in Connection with December 22, 2017 Income Tax Legislation			$ 36.3	$ 1,086.9					1,215.9
Basic Earnings Per Share, Estimated Increase (Decrease) Due to Specific Items Occurring During Quarter				$ 3.67		$ 0.76
Diluted Earnings Per Share, Estimated Increase (Decrease) Due to Specific Items Occurring During Quarter				$ 3.61		$ 0.75
Basic and Diluted Earnings Per Share, Estimated Increase (Decrease) Due to Specific Items Occurring During Quarter			$ 0.14				$ (0.16)	$ 0.09
Effective Income Tax Rate Reconciliation, Release of State Deferred Tax Liability as a Result of Equity Restructuring, Amount								$ 23.8
Pension and other postretirement non-service income (expense)							$ 28.7		$ (95.3)	(51.8)	$ 286.0
Land and Development Impairments, Noncontrolling Interest							$ 6.4
Gain on sale of HH&B					$ 2.2	$ 190.6				$ 192.8